Equity settled share-based transactions - Number and Weighted Average Exercise Prices of Share Options (Details) - Share options	12 Months Ended
	Dec. 31, 2021 $ / shares	Dec. 31, 2021 Options	Dec. 31, 2021 shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 instuments $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 Options $ / shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2020 OPTIONS $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at the beginning of year (in dollars per share)	$ 0.01					$ 0.01
Forfeited during the year (in dollars per share)	0.01					0.01
Cancelled during the year (in dollars per share)	$ 0
Rolled up to restricted share units | shares			(10,751,220)					0
Granted during the year (in dollars per share)						0.01
Outstanding at the end of year (in dollars per share)						0.01
Exercisable at the end of year (in dollars per share)						0.01
Outstanding at the beginning of year (in shares)		10,757,396					10,527,131
Forfeited during the year (in shares) | Options		(6,176)					(18,708)
Cancelled during the year (in shares) | Options							(12,304)
Granted during the year (in shares) | Options							261,277
Outstanding at the end of year (in shares)					10,757,396		10,757,396
Exercisable at the end of year (in shares) | OPTIONS									10,366,802
Weighted average exercise price				$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Weighted average remaining contractual life				4 years 8 months 12 days